Expenses by nature and function	9 Months Ended
Sep. 30, 2021
Expenses by nature and function

31 Expenses by nature and function

	Sep/2021	Sep/2020

Classification by nature:
Raw materials other inputs	(45,097,376)	(26,646,985)
Personnel expenses	(2,542,467)	(2,212,113)
Outsourced services	(2,101,880)	(1,534,234)
Depreciation and amortization	(2,812,758)	(3,001,589)
Freights	(2,104,789)	(1,690,145)
Costs of idle industrial plants	(232,748)	(340,672)
Provision - geological event in Alagoas	(835,332)	(5,143,395)
PIS and COFINS credits - exclusion of ICMS from the calculation basis	1,031,099	199,826
Other general and administrative expenses	(1,298,589)	(618,902)
Total	(55,994,840)	(40,988,209)

Classification by function:
Cost of products sold	(52,057,968)	(33,533,365)
Selling and distribution	(1,475,809)	(1,369,619)
(Loss) reversals for impairment of trade accounts receivable	2,925	(15,036)
General and administrative	(1,751,153)	(1,333,961)
Research and development	(197,995)	(172,862)
Other income	1,235,710	816,874
Other expenses	(1,750,550)	(5,380,240)
Total	(55,994,840)	(40,988,209)